Risk management - Disclosure of concentrations by risk factor, trading risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Time horizon	1 day
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
VaR	€ 18.7	€ 13.5	€ 11.6
Expected shortfall	19.6
Market risk | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	16.0	11.8	10.5
Expected shortfall	16.0
Market risk | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.4	5.0	2.7
Expected shortfall	6.8
Market risk | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.5	7.0	6.2
Expected shortfall	8.0
Market risk | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.6
Market risk | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.0
Market risk | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.9
Market risk | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.4
Market risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	17.1	11.7	14.1
Market risk | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	12.7	9.4	12.2
Market risk | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.9	4.0	2.3
Market risk | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.0	7.3	8.0
Market risk | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	23.0
Market risk | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	17.4
Market risk | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.3
Market risk | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	15.0
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(27.3)	(17.1)	(15.5)
Expected shortfall	(21.8)
Diversification effect | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(18.4)	(13.8)	(14.2)
Expected shortfall	(15.9)
Diversification effect | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.8)	(0.5)	(1.1)
Expected shortfall	(0.8)
Diversification effect | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(5.5)	(6.6)	(4.2)
Expected shortfall	(5.2)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(11.0)
Diversification effect | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(9.9)
Diversification effect | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.2)
Diversification effect | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(2.5)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(19.8)	(14.9)	(14.6)
Diversification effect | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(15.4)	(10.5)	(10.4)
Diversification effect | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(1.1)	(0.7)	(0.8)
Diversification effect | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(6.9)	(6.2)	(5.0)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(42.1)
Diversification effect | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(33.3)
Diversification effect | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(4.3)
Diversification effect | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(18.1)
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	20.2	11.1	9.9
Expected shortfall	19.8
Interest rate | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	14.4	8.2	10.1
Expected shortfall	15.4
Interest rate | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.6	5.0	2.7
Expected shortfall	6.9
Interest rate | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.5	5.6	5.5
Expected shortfall	5.5
Interest rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.4
Interest rate | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.8
Interest rate | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.7
Interest rate | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.5
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	17.0	12.2	12.6
Interest rate | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	12.0	9.1	10.2
Interest rate | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.9	3.7	2.2
Interest rate | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.8	7.3	7.0
Interest rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	23.1
Interest rate | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	17.6
Interest rate | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.0
Interest rate | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	14.7
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.5	6.0	5.5
Expected shortfall	6.5
Equities | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.8	5.8	5.5
Expected shortfall	6.2
Equities | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1	0.0	0.1
Expected shortfall	0.1
Equities | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.1	2.4	1.7
Expected shortfall	1.6
Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.8
Equities | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.3
Equities | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Equities | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.0	3.2	4.2
Equities | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.9	2.8	3.6
Equities | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2	0.2	0.1
Equities | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.2	1.4	1.6
Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	18.8
Equities | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	16.9
Equities | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.3
Equities | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.4
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.9	4.8	3.6
Expected shortfall	7.0
Exchange rate | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	5.2	3.3
Expected shortfall	5.3
Exchange rate | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.5	0.5	1.0
Expected shortfall	0.6
Exchange rate | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.3	3.0	0.9
Expected shortfall	3.0
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.8
Exchange rate | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.1
Exchange rate | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.4
Exchange rate | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.4
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	5.3	4.8
Exchange rate | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.1	3.5	3.4
Exchange rate | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.9	0.8	0.8
Exchange rate | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.7	3.2	2.7
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.1
Exchange rate | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.9
Exchange rate | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.3
Exchange rate | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.9
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.3	6.1	5.8
Expected shortfall	4.9
Credit spread | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.3	6.1	5.8
Expected shortfall	4.9
Credit spread | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.6
Credit spread | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.6
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.9	4.3	5.4
Credit spread | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.9	4.3	5.4
Credit spread | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.0
Credit spread | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.0
Commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.1	2.6	2.3
Expected shortfall	3.2
Commodities | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1	0.3	0.0
Expected shortfall	0.1
Commodities | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.1	2.6	2.3
Expected shortfall	3.1
Commodities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.0
Commodities | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1
Commodities | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.0
Commodities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2	1.6	1.7
Commodities | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2	0.2	0.0
Commodities | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2	€ 1.6	€ 1.7
Commodities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.1
Commodities | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.3
Commodities | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 5.1